ASSETS HELD FOR SALE - Additional Information (Detail)	0 Months Ended		12 Months Ended
	Nov. 20, 2013 USD ($)	Nov. 20, 2013 HKD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 20, 2013 USD ($)	Nov. 20, 2013 HKD
Asset Retirement Obligation Disclosure [Abstract]
Total consideration of properties disposed						$ 30,848,000	240,000,000
Cash deposit received	1,285,000	10,000,000	0	1,285,000	0
Net carrying value of the properties held for sale			0	8,468,000
Sale of properties completion date			Feb. 18, 2014
Gain on disposal of assets held for sale			$ 22,072,000	$ 0	$ 0